SEVERANCE COSTS (Details) CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD
SEVERANCE COSTS
Percent of workforce reduction	5.00%
Severance costs paid	CAD 22
Accounts payable and other
SEVERANCE COSTS
Severance costs payable	24
Operating and Administrative Expense
SEVERANCE COSTS
Severance expense	42
Other Expense
SEVERANCE COSTS
Severance expense	CAD 4